Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Tax savings	$ 100,000	$ 0	$ 0
Income tax (credits)/expenses	21,008	0	$ 77,649
Net operating loss carryforward	100,000	100,000
Allowance on deferred tax assets and liabilities	$ 100,000	$ 0.0
Preferential Tax Rate [Member]
Debt Instrument [Line Items]
Diluted earnings per shares	$ 0.0